UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2007
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   May 15, 2007


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   95

Form 13F Information Table Value Total:   $43182



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Evergreen Instl. Money Mkt. Fd MFUND            300250602      267 267000.000SH      SOLE               267000.000
Comcast Corp. 7% Notes due 5/1 PFD              20030N309      304    11800 SH       SOLE                    11800
Genl. Mills Pfd.               PFD              524908563      305    11115 SH       SOLE                    11115
HSBC Hldgs. plc 6.20% Ser. A   PFD              404280604      233     9250 SH       SOLE                     9250
1st Commonwealth Finl          COM              319829107      489    41655 SH       SOLE                    41655
3M Company                     COM              88579Y101      521     6815 SH       SOLE                     6815
AT&T                           COM              00206R102      250     6335 SH       SOLE                     6335
Amer. Finl. Realty Tr.         COM              02607P305      302    29935 SH       SOLE                    29935
American Intl. Group           COM              026874107      582     8658 SH       SOLE                     8658
Amgen Inc.                     COM              031162100      862    15425 SH       SOLE                    15425
Anheuser-Busch Cos.            COM              035229103      678    13435 SH       SOLE                    13435
Argon ST, Inc.                 COM              040149106      294    11100 SH       SOLE                    11100
Armor Holdings                 COM              042260109      222     3290 SH       SOLE                     3290
Auto. Data Processing          COM              053015103      691    14283 SH       SOLE                    14283
Avon Products Inc.             COM              054303102      841    22560 SH       SOLE                    22560
BHP Billiton Ltd.              COM              088606108      546    11270 SH       SOLE                    11270
Bank of America                COM              060505104      701    13744 SH       SOLE                    13744
CVS Caremark Corp.             COM              126650100      504    14767 SH       SOLE                    14767
Cadbury Schweppes              COM              127209302      672    13090 SH       SOLE                    13090
Caterpillar                    COM              149123101      362     5400 SH       SOLE                     5400
Chevron Corp.                  COM              166764100      201     2720 SH       SOLE                     2720
Citigroup, Inc.                COM              172967101      394     7673 SH       SOLE                     7673
Citizens Communications        COM              17453B101      422    28215 SH       SOLE                    28215
Colgate-Palmolive Co.          COM              194162103      602     9020 SH       SOLE                     9020
Compass Minerals Intl.         COM              20451N101      382    11435 SH       SOLE                    11435
ConocoPhillips                 COM              20825C104      520     7603 SH       SOLE                     7603
Diebold Inc.                   COM              253651103      709    14860 SH       SOLE                    14860
Dow Jones & Co.                COM              260561105      631    18315 SH       SOLE                    18315
DuPont (E.I.)                  COM              263534109      636    12872 SH       SOLE                    12872
Duke Energy (Hldg. Co.)        COM              26441C105      411    20252 SH       SOLE                    20252
EMCOR Group Inc.               COM              29084Q100      345     5845 SH       SOLE                     5845
Eli Lilly                      COM              532457108      278     5185 SH       SOLE                     5185
Exxon Mobil Corp.              COM              30231G102     1739    23046 SH       SOLE                    23046
Fifth Third Bancorp            COM              316773100      524    13536 SH       SOLE                    13536
First Cash Finl. Svcs.         COM              31942D107      203     9100 SH       SOLE                     9100
First Horizon Natl.            COM              320517105      202     4865 SH       SOLE                     4865
Gatehouse Media                COM              367348109      369    18155 SH       SOLE                    18155
General Electric               COM              369604103      673    19045 SH       SOLE                    19045
GlaxoSmithkline ADS            COM              37733W105      214     3875 SH       SOLE                     3875
Great Plains Energy            COM              391164100      213     6555 SH       SOLE                     6555
Gruma S.A. de C.V. ADR         COM              400131306      212    16685 SH       SOLE                    16685
Herley Industries              COM              427398102      271    17355 SH       SOLE                    17355
Home Depot Inc.                COM              437076102      324     8813 SH       SOLE                     8813
II-VI Inc.                     COM              902104108      283     8370 SH       SOLE                     8370
Intel Corp.                    COM              458140100      299    15631 SH       SOLE                    15631
Johnson & Johnson              COM              478160104      510     8463 SH       SOLE                     8463
Kimberly-Clark                 COM              494368103      236     3450 SH       SOLE                     3450
Kinder Morgan Mgmt             COM              49455U100      341     6654 SH       SOLE                     6654
Lexmark Intl.                  COM              529771107      614    10510 SH       SOLE                    10510
Mattel Inc.                    COM              577081102      643    23330 SH       SOLE                    23330
Medtronic Inc.                 COM              585055106      579    11795 SH       SOLE                    11795
Met-Pro Corp.                  COM              590876306      188    12972 SH       SOLE                    12972
Microsoft Corp.                COM              594918104     1177    42247 SH       SOLE                    42247
Moog, Inc., Cl. A              COM              615394202      236     5655 SH       SOLE                     5655
NY Cmnty Bancorp               COM              649445103      386    21935 SH       SOLE                    21935
Nabors Industries              COM              G6359F103      433    14603 SH       SOLE                    14603
Natl. Penn Bancshares          COM              637138108      344    18199 SH       SOLE                    18199
Nautilus, Inc.                 COM              63910B102      176    11420 SH       SOLE                    11420
NetGear                        COM              64111Q104      252     8850 SH       SOLE                     8850
Newell Rubbermaid              COM              651229106      233     7505 SH       SOLE                     7505
Novartis AG                    COM              66987V109      579    10605 SH       SOLE                    10605
OSI Systems Inc.               COM              671044105      315    11910 SH       SOLE                    11910
Pepco Hldgs Inc.               COM              713291102      257     8850 SH       SOLE                     8850
PepsiCo Inc.                   COM              713448108      739    11629 SH       SOLE                    11629
Pfizer Inc.                    COM              717081103      809    32025 SH       SOLE                    32025
Pitney Bowes Inc.              COM              724479100      266     5870 SH       SOLE                     5870
Procter & Gamble               COM              742718109      805    12740 SH       SOLE                    12740
QUALCOMM Inc.                  COM              747525103      323     7560 SH       SOLE                     7560
RGC Resources                  COM              74955L103      238     8402 SH       SOLE                     8402
Raven Industries               COM              754212108      203     7230 SH       SOLE                     7230
Reddy Ice Hldgs.               COM              75734R105      432    14300 SH       SOLE                    14300
Regal Entertainment            COM              758766109      526    26465 SH       SOLE                    26465
Simon Property Group           COM              828806109      401     3604 SH       SOLE                     3604
Sony Corp.                     COM              835699307      469     9298 SH       SOLE                     9298
Spectra Energy                 COM              847560109      766    29145 SH       SOLE                    29145
Sprint Nextel                  COM              852061100      656    34605 SH       SOLE                    34605
Standard Register              COM              853887107      339    26815 SH       SOLE                    26815
TechTeam Global                COM              878311109      201    16045 SH       SOLE                    16045
Telecom New Zealand            COM              879278208      421    15463 SH       SOLE                    15463
TrustCo Bank                   COM              898349105      508    53010 SH       SOLE                    53010
UST Inc.                       COM              902911106      390     6735 SH       SOLE                     6735
Unilever N.V.                  COM              904784709      244     8338 SH       SOLE                     8338
United Industrial              COM              910671106      309     5600 SH       SOLE                     5600
United Technologies            COM              913017109      639     9829 SH       SOLE                     9829
Verizon Communications         COM              92343V104     1031    27195 SH       SOLE                    27195
Vornado Realty Trust           COM              929042109      433     3625 SH       SOLE                     3625
Wachovia Corp.                 COM              929903102      533     9686 SH       SOLE                     9686
Wal-Mart Stores                COM              931142103      662    14100 SH       SOLE                    14100
Waters Corp.                   COM              941848103      365     6300 SH       SOLE                     6300
Wells Fargo & Co.              COM              949746101      507    14716 SH       SOLE                    14716
Western Union                  COM              959802109      609    27735 SH       SOLE                    27735
Wyeth                          COM              983024100      556    11111 SH       SOLE                    11111
iShr MSCI EAFE                 COM              464287465      223     2920 SH       SOLE                     2920
iShr MSCI Emerging Mkts        COM              464287234      224     1920 SH       SOLE                     1920
iShr MSCI Japan                COM              464286848      174    11930 SH       SOLE                    11930